Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Liabilities [Abstract]
Advance from end users	$ 6,703	40,578	30,505
Business tax and other taxes payable	666	4,031	5,396
Deferred government grant	2,961	17,925	14,001
Professional fees payable	2,552	15,442	4,823
Advertising and sponsorship payable	149	902	2,653
Others	1,547	9,368	8,929
Accrued expenses and other current liabilities, Total	$ 14,578	88,246	66,307